Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 222,385	R$ 189,165	R$ 129,253
Compulsory Deposits In The Central Bank Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	12,569	10,228	3,613
Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	4,122	3,145	1,203
Securities Purchased Under Agreements To Resell [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	33,898	25,467	9,812
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	27,463	20,546	17,193
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	13,126	11,823	4,820
Loans Operations [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	130,462	116,844	92,789
Other Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 745	R$ 1,112	R$ (177)